Note 16 - Redeemable Non-controlling Interest - Redeemable Non-controlling Interest in Subsidiary (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Balance, December 31, 2023	$ 629
Net loss attributable to redeemable non-controlling interest	(277)	$ (4,314)
Balance, June 30, 2024	$ 352